CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Foreign currency translation adjustment, taxes
Issuance cost	$ 4,031,356